Note 4 - Long-term Investments (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of effect of change of investment entity status on financial statements [text block]
($)
Fair value of investment in GRC	118,312
GRC net asset value - March 11, 2021	111
Gain on loss of control over GRC	118,201
($)
Investment in GRC - March 11, 2021	118,312
Share of loss in GRC	(8,100)
Share of OCI in GRC	(857)
Gain on ownership interest dilution	5,169
Derecognition of investment in associate - November 5, 2021	(114,524)
Balance at end of year	-
($)
Gain on loss of control over GRC	118,201
Gain on loss of significant influence over GRC	6,309
Foreign currency adjustment reclassified to net income	(857)
Gains on remeasurement of investment in GRC	123,653

Disclosure of investments accounted for using equity method [text block]
($)
Balance at November 30, 2020	-
Initial recognition of investment in GRC	120,833
Unrealized gain - November 5, 2021 to November 30, 2021	9,257
Balance at the end of year	130,090

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
		As at November 30, 2021			As at November 30, 2022
	Number of shares	Fair value ($)	Additions ($)	Unrealized Gains (Losses) ($)	Fair Value ($)
Investment in GRC	21,178,659	130,090	5,200	(59,733)	75,557
Investment in NevGold	5,925,925	-	3,489	(1,207)	2,282
		130,090	8,689	(60,940)	77,839
		As at November 30, 2020			As at November 30, 2021
	Number of shares	Fair value ($)	Initial recognition of investment in GRC ($)	Unrealized Gains (Losses) ($)	Fair Value ($)
Investment in GRC	20,000,000	-	120,833	9,257	130,090
	20,000,000	-	120,833	9,257	130,090